Document and Entity Information	Apr. 08, 2025
Cover [Abstract]
Entity Registrant Name	PAYCHEX INC
Amendment Flag	false
Entity Central Index Key	0000723531
Document Type	8-K
Document Period End Date	Apr. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	0-11330
Entity Tax Identification Number	16-1124166
Entity Address, Address Line One	911 Panorama Trail South
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14625-2396
City Area Code	(585)
Local Phone Number	385-6666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false